Other Non-current Assets (Details) $ in Thousands		12 Months Ended
	Jul. 16, 2014 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Other Non-current Assets
Fair value of swaps			$ 664
Other assets		$ 4,401	1,952
Total		72,188	68,506
Interest income from fair value unwinding		1,100	600
Current portion of unearned revenue		9,853	13,719
Non-current portion of unearned revenue		24,426	30,412
ZIM
Other Non-current Assets
Receivable				$ 25,800
Equity participation ZIM		$ 28,693	$ 28,693
Number of vessels of which the charter rates payable was reduced | item	6	6
Percent of outstanding shares after the restructuring, in exchange for charter rate reductions and cancellation			7.40%
Equity investment in ZIM	$ 28,700
Deferred revenue recorded	39,100
Current portion of unearned revenue		$ 6,000	$ 6,000
Non-current portion of unearned revenue		24,400	30,400
ZIM | Operating revenues
Other Non-current Assets
Recognized unearned revenue		6,000	2,700
ZIM | Unsecured interest bearing notes maturing in 2023
Other Non-current Assets
Principal amount of unsecured notes received	49,900
ZIM | Unsecured 3% Series 1 ZIM Notes due 2023
Other Non-current Assets
Receivable		6,587	6,274
Principal amount of unsecured notes received	$ 8,800
Interest rate (as a percent)	3.00%
Fair value of notes	$ 6,100	6,600	6,300
ZIM | Unsecured 5% Series 2 ZIM Notes due 2023
Other Non-current Assets
Receivable		32,507	30,923
Principal amount of unsecured notes received	$ 41,100
Interest rate (as a percent)	5.00%
Interest payable quarterly in cash (as a percent)	3.00%
Interest payable in kind (as a percent)	2.00%
Fair value of notes	$ 30,100	32,500	30,900
Noncash interest income		$ 800	$ 400